CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid - in Capital	Accumulated Deficit	Total Stockholders' Equity (Deficit)
Balance at May. 01, 2011	6,250,000	6,250	199,750		206,000
Capital contributions from shareholders of available-for-sale securities			$ 200,000		$ 200,000
Net capital distributions to shareholders			(150,000)		(150,000)
Share-based compensation.			95,897		95,897
Redemption of common stock and distributions to shareholders	(2,810,000)	(2,810)	(141,062)	(4,377,700)	(4,521,572)
Net income				63,165	63,165
Balance at Dec. 31, 2011	3,440,000	3,440	204,585	(4,314,535)	(4,106,510)
Share-based compensation .			944,681		944,681
Common stock issued to purchase Ring Energy, Inc.,	6,579,808	6,580	13,525,180		13,531,760
Common stock issued for cash.	3,148,425	3,148	13,005,914		13,009,062
Common stock issued in property acquisitions.	997,778	998	4,489,003		4,490,001
Net loss.				(1,669,283)	(1,669,283)
Balance at Dec. 31, 2012	14,166,011	14,166	32,169,363	(5,983,818)	26,199,711
Share-based compensation.			944,681		944,681
Common stock issued to purchase Ring Energy, Inc.,	6,579,808	6,580	13,525,180		13,531,760
Common stock issued for cash.	3,148,425	3,148	13,005,914		13,009,062
Common stock issued in property acquisitions.	997,778	998	4,489,003		4,490,001
Share-based compensation			3,489,022		3,489,022
Common stock issued for cash,	9,378,580	9,378	73,192,312		73,201,690
Common stock issued for services,	10,000	10	99,990		100,000
Options exercised (cashless exercise),	6,722	7	(7)
Options exercised,	15,000	15	67,485		67,500
Net loss,				$ (452,209)	$ (452,209)
Balance at Dec. 31, 2013	23,576,313	23,576	109,018,165	(6,436,027)	102,605,714